OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 52,997,001	$ 367,302,080
Other non-current financial liabilities		1,044,325,833	904,802,058
Bank liabilities
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	1,500,909	688,800
Other non-current financial liabilities	[1]	13,403,691	13,366,211
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	9,926,283	7,100,579
Other non-current financial liabilities	[1]	24,811,777	15,892,629
Rio De Janeiro Refrescos Ltda | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		1,334,761	1,069,428
Other non-current financial liabilities		$ 7,901,767	$ 8,362,483
Nominal interest rate		12.28%	12.28%
Rio De Janeiro Refrescos Ltda | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 518,253	$ 121,291
Other non-current financial liabilities		$ 4,197,397	$ 995,283
Nominal interest rate		7.39%	7.39%
Rio De Janeiro Refrescos Ltda | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 541,111	$ 155,613
Other non-current financial liabilities		$ 835,427
Nominal interest rate		8.10%
Rio De Janeiro Refrescos Ltda | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 323,011	299,362
Other non-current financial liabilities		$ 366,415	$ 624,187
Nominal interest rate		3.50%	3.50%
Rio De Janeiro Refrescos Ltda | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 65,807
Nominal interest rate			8.10%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 318,556
Rio De Janeiro Refrescos Ltda | Up to 90 days | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		124,735
Rio De Janeiro Refrescos Ltda | Up to 90 days | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		160,994
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		80,753
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		1,016,205
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		393,518
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		380,117
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		242,258
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,508,279	$ 1,208,453
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		572,983	130,569
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		351,697
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		298,867	292,445
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			57,105
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,704,356	1,365,552
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		633,670	140,558
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		316,738
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		34,834	270,586
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			8,702
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,925,922	1,543,074
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		700,981	151,311
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Real Estate 8.10% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		166,992
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		32,714	31,538
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,176,292	1,743,674
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		775,654	162,886
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 3.50% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			29,618
Rio De Janeiro Refrescos Ltda | More than 5 years | Cogeracao Light Esco 12.28% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		586,918	2,501,730
Rio De Janeiro Refrescos Ltda | More than 5 years | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,514,109	409,959
Embotelladora del Atlantico S.A. | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		354,873	497,308
Other non-current financial liabilities		$ 1,744,792	$ 1,691,327
Nominal interest rate		12.00%	12.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 805,124	$ 622,574
Other non-current financial liabilities		$ 5,257
Nominal interest rate		50.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 136,139
Nominal interest rate			50.00%
Embotelladora del Atlantico S.A. | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 2,090,007
Nominal interest rate		12.00%
Embotelladora del Atlantico S.A. | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 76,769	$ 123,253
Nominal interest rate		12.00%
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 88,718
Embotelladora del Atlantico S.A. | Up to 90 days | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		349,588
Embotelladora del Atlantico S.A. | Up to 90 days | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		19,369
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		266,155
Embotelladora del Atlantico S.A. | 90 days to 1 year | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		455,536
Embotelladora del Atlantico S.A. | 90 days to 1 year | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		57,400
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		473,164
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		3,505
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		391,171
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		236,582	842,297
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,752
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			136,139
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		195,586
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		473,164
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		329,479
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		236,582	513,737
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		164,740
Embotelladora del Atlantico S.A. | More than 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		325,300	335,293
Embotelladora del Atlantico S.A. | More than 5 years | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,009,031
VJ S.A. | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 769,982
Nominal interest rate			12.16%
VJ S.A. | More than 1 year up to 2 years | De Lage Landen Chile S.A 12.16% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 769,982
Vital Jugos S.A. | De Lage Landen Chile S.A 5.49% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		626,747	588,820
Other non-current financial liabilities		$ 166,326
Nominal interest rate		5.49%
Vital Jugos S.A. | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 123,697
Other non-current financial liabilities		$ 1,126,166
Nominal interest rate		39.22%
Vital Jugos S.A. | Up to 90 days | De Lage Landen Chile S.A 5.49% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 155,549
Vital Jugos S.A. | Up to 90 days | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		32,709
Vital Jugos S.A. | 90 days to 1 year | De Lage Landen Chile S.A 5.49% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		471,198
Vital Jugos S.A. | 90 days to 1 year | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		90,988
Vital Jugos S.A. | More than 1 year up to 2 years | De Lage Landen Chile S.A 5.49% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		166,326
Vital Jugos S.A. | More than 1 year up to 2 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		215,369
Vital Jugos S.A. | More than 2 years up to 3 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		107,685
Vital Jugos S.A. | More than 3 years up to 4 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		238,039
Vital Jugos S.A. | More than 4 years up to 5 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		119,019
Vital Jugos S.A. | More than 5 years | Sig Combibloc Chile SPA. 39.22% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 446,054
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			998,501
Nominal interest rate		7.50%
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 11.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 998,501
Nominal interest rate		11.24%
Vital Aguas S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 11.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 262,042
Vital Aguas S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 11.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		736,459
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 3.86% Effective Rate Lineal Amortization Obligation [Member] | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 603,428
Nominal interest rate		3.86%
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 5.56% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			602,887
Nominal interest rate		5.56%
Envases Central S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 3.86% Effective Rate Lineal Amortization Obligation [Member] | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 603,428
Transportes Polar S.A. | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		128,214	118,883
Other non-current financial liabilities		$ 76,519	$ 195,393
Nominal interest rate		2.89%	2.89%
Transportes Polar S.A. | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 325,105
Other non-current financial liabilities		$ 1,469,643
Nominal interest rate		4.11%
Transportes Polar S.A. | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 75,682
Other non-current financial liabilities		$ 114,721
Nominal interest rate		3.67%
Transportes Polar S.A. | Up to 90 days | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 82,787
Transportes Polar S.A. | Up to 90 days | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		20,389
Transportes Polar S.A. | 90 days to 1 year | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		128,214
Transportes Polar S.A. | 90 days to 1 year | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		242,318
Transportes Polar S.A. | 90 days to 1 year | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		55,293
Transportes Polar S.A. | More than 1 year up to 2 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		51,013
Transportes Polar S.A. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		484,434
Transportes Polar S.A. | More than 1 year up to 2 years | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		76,480
Transportes Polar S.A. | More than 2 years up to 3 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		25,506	$ 195,393
Transportes Polar S.A. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		242,217
Transportes Polar S.A. | More than 2 years up to 3 years | Importadora Tcnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		38,241
Transportes Polar S.A. | More than 3 years up to 4 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		495,328
Transportes Polar S.A. | More than 4 years up to 5 years | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		247,664
Embotelladora Andina S.A. | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 254,035
Nominal interest rate		12.00%
Embotelladora Andina S.A. | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 46,315
Nominal interest rate		12.00%
Embotelladora Andina S.A. | Up to 90 days | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 78,364
Embotelladora Andina S.A. | 90 days to 1 year | Real Estate 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		175,671
Embotelladora Andina S.A. | More than 1 year up to 2 years | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		30,877
Embotelladora Andina S.A. | More than 2 years up to 3 years | Systems 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 15,438
Transportes Andina Refrescos Ltda. | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			309,440
Other non-current financial liabilities			$ 355,952
Nominal interest rate		1.00%	1.00%
Transportes Andina Refrescos Ltda. | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 350,874
Other non-current financial liabilities		$ 60,339
Nominal interest rate		0.45%
Transportes Andina Refrescos Ltda. | Comercializadora Novaverde Limitada 0.08% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			$ 177,802
Nominal interest rate		0.08%
Transportes Andina Refrescos Ltda. | Comercializadora Novaverde Limitada 0.45% Effective Rate Monthly Amortization Obligation [Member] | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 198,555
Nominal interest rate		0.45%
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 1,006,025	932,903
Other non-current financial liabilities		$ 947,959	$ 1,864,841
Nominal interest rate		0.24%	0.24%
Transportes Andina Refrescos Ltda. | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 763,257
Other non-current financial liabilities		$ 3,310,018
Nominal interest rate		0.34%
Transportes Andina Refrescos Ltda. | Up to 90 days | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 85,954
Transportes Andina Refrescos Ltda. | Up to 90 days | Comercializadora Novaverde Limitada 0.45% Effective Rate Monthly Amortization Obligation [Member] | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		118,598
Transportes Andina Refrescos Ltda. | Up to 90 days | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		248,800
Transportes Andina Refrescos Ltda. | Up to 90 days | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		187,889
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		264,920
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Comercializadora Novaverde Limitada 0.45% Effective Rate Monthly Amortization Obligation [Member] | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		79,957
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		757,225
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		575,368
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		40,226
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		631,973
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,082,507
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Arrendamiento De Maquinaria SPAS 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 355,952
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Arrendamiento De Maquinaria SPAS 0.45% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		20,113
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 0.24% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		315,986	1,864,841
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		541,253
Transportes Andina Refrescos Ltda. | More than 3 years up to 4 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,124,173
Transportes Andina Refrescos Ltda. | More than 4 years up to 5 years | Jungheinrich Rentalift SPA 0.34% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		562,085
Red de Transportes Comerciales S.A. | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		518,261
Other non-current financial liabilities		$ 352,709
Nominal interest rate		2.48%
Red de Transportes Comerciales S.A. | Inmobiliaria Ilog Avanza Park 0.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities			482,514
Other non-current financial liabilities			$ 831,235
Nominal interest rate		0.21%	0.21%
Red de Transportes Comerciales S.A. | Up to 90 days | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 125,260
Red de Transportes Comerciales S.A. | 90 days to 1 year | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities		393,001
Red de Transportes Comerciales S.A. | More than 1 year up to 2 years | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		235,140
Red de Transportes Comerciales S.A. | More than 2 years up to 3 years | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 117,569
Red de Transportes Comerciales S.A. | More than 2 years up to 3 years | Inmobiliaria Ilog Avanza Park 0.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 831,235
Minimum
Disclosure of detailed information about borrowings
Average life		1 year
Maximum
Disclosure of detailed information about borrowings
Average life		8 years

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.